UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

                   REPORT FOR THE QUARTER ENDED JUNE 30, 2010

Check here if Amendment [ ]

This Amendment (check only one) [ ] is a restatement
                                [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Shannon River Fund Management Co., LLC

Address: 800 Third Avenue - 30th Floor,  New York,  New York  10022

Form 13F File Number:  28-12219
================================================================================

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Reporting Manager: Shannon River Fund Management Co., LLC

Name:    Spencer M. Waxman
Title:   Managing Member
Phone:   (212) 331-6555

Signature, Place, and Date of Signing

/s/ Spencer M. Waxman
---------------------
New York, New York
August 13, 2010


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F Summary Page
                                 Report Summary:

Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  48
Form 13F Information Table Value Total:  $133,946 (in thousands)

List of Other Included Managers:

No.        Name                                          Form 13F File Number
---        ----                                          --------------------

01         Shannon River Capital Management, LLC               28-12497

                           FORM 13F INFORMATION TABLE
                           --------------------------

Name of Reporting Manager:  Shannon River Fund Management Co., LLC                                                    (SEC USE ONLY)
Name of Manager No. 1:  Shannon River Capital Management, LLC

      Column 1:             Column 2:  Column 3:   Column 4:            Column 5:     Column 6:   Column 7:         Column 8:

                                                 Fair Market
                                                    Value      Shares or
                            Title of    CUSIP       (in        Principal   SH/   Put/  Investment   Other
   Name of Issuer            Class      Number   thousands)     Amount     PRN   Call  discretion  Managers       Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Sole    Shared   None
Abovenet Inc.                 COM      00374N107        5,190     110,000    SH          OTHER         01     110,000
Accelrys Inc.                 COM      00430U103        2,628     407,500    SH          OTHER         01     407,500
Actividentity Corp.           COM      00506P103        1,177     616,207    SH          OTHER         01     616,207
Answers Corp.                 COM      03668X100          316      43,235    SH          OTHER         01      43,235
Applied Micro Circuits      COM NEW    03822W406        1,399     133,500    SH          OTHER         01     133,500
Corp.
Cavium Networks, Inc.         COM      14965A101        4,001     152,750    SH          OTHER         01     152,750
Chinacast Education           COM      16946T109        2,085     351,000    SH          OTHER         01     351,000
Corp.
Churchill Downs Inc.          COM      171484108          426      13,000    SH          OTHER         01      13,000
Ciena Corporation           COM NEW    171779309        5,662     446,500    SH          OTHER         01     446,500
Clearwire Corporation         CL A     18538Q105        2,184     300,000    SH          OTHER         01     300,000
DSP Group Inc.                COM      23332B106        2,192     343,071    SH          OTHER         01     343,071
Dragonwave, Inc.              COM      26144M103          285      47,500    SH          OTHER         01      47,500
Elbit Systems Ltd             ORD      M3760D101          302       6,000    SH          OTHER         01       6,000
Focus Media Holding        SPONSORED   34415V109        1,941     125,000    SH          OTHER         01     125,000
Limited                       ADR
Global Crossing Ltd.          SHS      G3921A175        1,074     101,600    SH          OTHER         01     101,600
Hollywood Media Corp.         COM      436233100        3,686   3,123,860    SH          OTHER         01   3,123,860
Immersion Corporation         COM      452521107        3,781     747,191    SH          OTHER         01     747,191
Information Services         W EXP     45675Y112            1     104,800    SH  CALL    OTHER         01     104,800
Group                      01/31/2011
Interactive Brokers           COM      45841N107        3,909     235,500    SH          OTHER         01     235,500
Group, Inc.
Internet Brands, Inc.     COM CLASS A  460608102        6,762     654,633    SH          OTHER         01     654,633
Leap Wireless                 COM      521863308        2,421     186,500    SH          OTHER         01     186,500
International Inc.
Liberty Media Corp.         LIB STAR   53071M708        6,319     121,900    SH          OTHER         01     121,900
                             COM A
Limelight Networks, Inc.      COM      53261M104        1,217     277,147    SH          OTHER         01     277,147
Live Nation                   COM      538034109        2,874     275,000    SH          OTHER         01     275,000
Entertainment Inc.
Liveperson Inc.               COM      538146101        9,129   1,330,734    SH          OTHER         01   1,330,734
Logmein Inc.                  COM      54142L109        3,935     150,000    SH          OTHER         01     150,000
Longtop Financial             ADR      54318P108        3,240     100,000    SH          OTHER         01     100,000
Technologies Ltd.
Magma Design Automation       COM      559181102        2,876   1,012,644    SH          OTHER         01   1,012,644
Inc.
MDS Inc.                      COM      55269P302        2,297     272,500    SH          OTHER         01     272,500
Mattson Technology Inc.       COM      577223100        1,895     500,000    SH          OTHER         01     500,000
Nii Holdings, Inc.            CL B     62913F201        1,951      60,000    SH          OTHER         01      60,000
Newport Corp.                 COM      651824104          483      53,331    SH          OTHER         01      53,331
Pixelworks, Inc.              COM      72581M305        2,516     844,383    SH          OTHER         01     844,383
Princeton Review Inc.         COM      742352107        3,093   1,333,300    SH          OTHER         01   1,333,300
Quantum Corp.                 COM      747906204        2,256   1,200,000    SH          OTHER         01   1,200,000
Radware Ltd.                  COM      M81873107        4,411     215,500    SH          OTHER         01     215,500
Rosetta Stone Inc.            COM      777780107          574      25,000    SH          OTHER         01      25,000
S1 Corporation                COM      78463B101        9,395   1,563,264    SH          OTHER         01   1,563,264
Seachange International       COM      811699107        5,432     660,000    SH          OTHER         01     660,000
Inc.
Silicon Graphics              COM      82706L108        1,027     145,112    SH          OTHER         01     145,112
International Corp.
Sonic Solutions               COM      835460106          938     112,300    SH          OTHER         01     112,300
Sonus Networks Inc.           COM      835916107        3,388   1,250,000    SH          OTHER         01   1,250,000
Terrestar Corp.               COM      881451108          842   1,700,000    SH          OTHER         01   1,700,000
Tower Semiconductor Ltd.      ORD      M87915100          874     620,000    SH          OTHER         01     620,000
Travelzoo Inc.                COM      89421Q106        3,094     249,900    SH          OTHER         01     249,900
Ultratech Inc.                COM      904034105        4,800     295,000    SH          OTHER         01     295,000
Wowjoint Holdings            W EXP     G9796W119           50     100,000    SH  CALL    OTHER         01     100,000
                           05/15/2012
Xerox Corporation             COM      984121103        3,618     450,000    SH          OTHER         01     450,000
GRAND TOTAL                                           133,946  23,166,362